Note 12 - Equity Incentive Schemes - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance, Number of Options (in shares)	11,650,300
Balance, Weighted Average Exercise Price (in AUD per Share)	$ 0.49
Exercised, Number of Options (in shares)	(2,364,666)	0
Exercised, Weighted Average Exercise Price (in AUD per Share)	$ 0.2	$ 0
Lapsed, Number of Options (in shares)	(216,300)
Lapsed, Weighted Average Exercise Price (in AUD per Share)	$ 0.5
Balance, Number of Options (in shares)	9,069,334	11,650,300
Balance, Weighted Average Exercise Price (in AUD per Share)	$ 0.57	$ 0.49